SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2023
Disclosure Of Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION [Text Block]
27. SUPPLEMENTAL CASH FLOW INFORMATION
	Year Ended December 31,
	2023	2022
Other adjustments to investing activities:
Purchase of marketable securities	($2,493)	($1,728)
Proceeds from disposal of marketable securities	1,274	2,739
Cash received on settlement of silver futures	-	4,007
	($1,219)	$5,018
Net change in non-cash working capital items:
Increase in trade and other receivables	($1,501)	($870)
(Increase) decrease in value added taxes receivable	(7,765)	1,732
Increase in inventories	(505)	(3,447)
Increase in prepaid expenses and other	(3,103)	(316)
Increase (decrease) in income taxes payable	531	(4,426)
Decrease in trade and other payables	(6,193)	(22,748)
(Increase) decrease in restricted cash (Note 19)	(380)	2,389
	($18,916)	($27,686)
Non-cash investing and financing activities:
Shares received from disposition of mining interest	$46,994	$21,507
Disposition of La Guitarra and La Parrilla(a)	(49,238)	-
Disposition of mining claims in relation to sale of royalty portfolio	-	(17,206)
Transfer of share-based payments reserve upon settlement of RSU's	3,410	1,897
Transfer of share-based payments reserve upon exercise of options	1,055	2,208
Assets acquired by finance lease	(2,231)	(3,109)
	($10)	$5,297

As at December 31, 2023, cash and cash equivalents include $1.9 million (December 31, 2022 - $1.4 million) that are held in- trust as bonds for tax audits in Mexico.

(a) Disposition of mining interest

As referred to in Note 14, On March 30, 2023 and August 14, 2023, the Company disposed of its interest in the La Guitarra and La Parrilla mines, respectively. The carrying value of the net assets of these mining interests at the date of disposal were as follows:

At date of disposition	March 30, 2023	August 14, 2023
	La Guitarra	La Parrilla
Cash and cash equivalents	$5,401	$-
Other Receivable	427	-
Inventory	440	854
Prepaid expenses and other	35	-
Mineral Property Interest	34,089	13,891
Property plant and equipment	4,003	5,829
Other assets	40	680
Total assets	$44,435	$21,254
Trade Payables and accrued liabilities	$232	$-
Leases	21	519
Deferred tax liabilities	6,894	1,667
Decommissioning liabilities	2,951	4,167
Total liabilities	$10,098	$6,353
Net assets disposed	$34,337	$14,901

Loss on disposal	($1,378)	($1,646)
Total non-cash consideration	$33,172	$13,822